Short Sales and Derivatives - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 EUR (€)
Disclosure of financial assets [line items]
Notional amount	$ 7,261.0	$ 6,506.4
Net gains (losses) on investments	1,716.2	252.9
Assets pledged for short sale and derivative obligations, at fair value	152.4	186.1
Assets pledged for short sale and derivative obligations, collateral, entering derivative contracts	70.3	126.1
Assets pledged for short sale and derivative obligations, collateral, fair value changes	82.1	60.0
Financial assets pledged as liabilities	5,774.1	5,703.6
Equity total return swaps – short positions, investment purposes
Disclosure of financial assets [line items]
Notional amount	194.4	276.5
Equity total return swaps – short positions
Disclosure of financial assets [line items]
Notional amount	369.8	414.4
Net cash paid (received) for derivative closures and reset provisions	(48.2)	46.8
Notional amount of derivatives settled	89.9	565.8
Net gains (losses) on investments	(30.3)	(11.4)
Realized gain (loss) on derivatives	(7.9)	(248.2)
Unrealized gain (loss)	(38.2)	(236.8)
Equity total return swaps – long positions, individual equities
Disclosure of financial assets [line items]
Notional amount	501.5	501.5
Equity total return swaps – long positions
Disclosure of financial assets [line items]
Notional amount	406.3	390.3
Net cash paid (received) for derivative closures and reset provisions	34.5	37.2
Notional amount of derivatives settled	0.0	452.9
Net gains (losses) on investments		(19.5)
Realized gain (loss) on derivatives		(16.5)
Unrealized gain (loss)		(3.0)
U.S. treasury bond forward contracts
Disclosure of financial assets [line items]
Notional amount	846.5	471.9
Net gains (losses) on investments	(86.7)	46.7
CPI-linked derivative contracts
Disclosure of financial assets [line items]
Notional amount	99,804.7	114,426.4
Unrealized gain (loss)	$ (608.2)	$ (644.0)
Average life (in years)	2 years 9 months 18 days	3 years 7 months 6 days
Other price risk | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Average life (in years)	2 years 9 months 18 days	3 years 7 months 6 days
Credit risk | Cash
Disclosure of financial assets [line items]
Financial assets pledged as liabilities	$ 5.3	$ 1.1
Credit risk | Government securities
Disclosure of financial assets [line items]
Financial assets pledged as liabilities	10.8	18.3
United States, European Union, and United Kingdom | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Notional amount	12,100.0	1,800.3
Canada
Disclosure of financial assets [line items]
Gains (losses) on hedge of net investment	(105.6)	166.3
Canada | Hedges of net investment in foreign operations | Unsecured senior notes
Disclosure of financial assets [line items]
Borrowings			$ 2,796.1		$ 2,691.5
Borrowings at fair value	2,270.0	2,028.4
Europe
Disclosure of financial assets [line items]
Gains (losses) on hedge of net investment	(35.3)	57.1
Europe | Hedges of net investment in foreign operations | Unsecured senior notes
Disclosure of financial assets [line items]
Borrowings | €				€ 277,000,000		€ 750,000,000
Borrowings at fair value	$ 336.2	$ 854.5